Consolidated Statements of Comprehensive Income (Loss) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Net revenues
Domestic	$ 54,988,909	$ 987,969,227	$ 977,651,655	$ 948,666,739
Incentive for automotive fuels	0	0	0	23,421
Export	29,935,688	537,845,526	691,865,472	767,551,517
Services income	150,332	2,700,973	3,155,779	3,695,941
Total revenues	85,074,929	1,528,515,726	1,672,672,906	1,719,937,618
(Impairment) of wells, pipelines, properties, plant and equipment, net	(449,579)	(8,077,449)	(53,477,580)	(28,797,518)
Cost of sales	70,158,736	1,260,520,966	1,435,463,287	1,380,673,789
Gross income (loss)	14,466,614	259,917,311	183,732,039	310,466,311
Other revenues (expenses):
Distribution, transportation and sale expenses	879,305	15,798,213	8,079,834	12,678,909
Administrative expenses	10,851,276	194,961,619	179,206,176	170,116,531
Impairment losses on trade receivables from customers	(719,775)	(12,931,983)	(15,438,558)	(3,113,324)
Other revenues	1,685,314	30,279,524	18,548,009	15,635,955
Other expenses	1,798,340	32,310,240	15,545,352	17,242,136
Operating income (loss)	1,903,232	34,194,780	(15,989,872)	122,951,366
Welfare oil duty	10,829,648	194,573,038	0	0
Operating (loss) income after Welfare oil duty	(8,926,416)	(160,378,258)	(15,989,872)	122,951,366
Financing income	663,373	11,918,617	15,669,883	18,210,377
Financing cost	8,347,700	149,980,626	158,901,950	152,171,381
Derivative financial instruments income (cost), net	1,201,551	21,587,903	(27,594,230)	672,226
Foreign exchange income (loss), net	10,863,564	195,182,398	(304,452,236)	238,079,042
Sum of financing income, financing cost, derivative financial instruments income (cost), net and foreign exchange income (loss), net	4,380,788	78,708,292	(475,278,533)	104,790,264
Profit sharing in associates	40,090	720,290	961,649	409,315
(Loss) income before duties, taxes and other	(4,505,538)	(80,949,676)	(490,306,756)	228,150,945
Profit sharing duty, net	0	0	127,499,009	214,075,924
Income tax expense	39,838	715,756	162,782,189	5,923,357
Total duties, taxes and other	39,838	715,756	290,281,198	219,999,281
Net (loss) income	(4,545,376)	(81,665,432)	(780,587,954)	8,151,664
Currency translation effect	(3,452,949)	(62,038,107)	90,106,487	(53,992,236)
Actuarial (losses) gains - employee benefits, net of taxes	(9,664,551)	(173,640,086)	203,175,491	(4,931,136)
Total other comprehensive results	(13,117,500)	(235,678,193)	293,281,978	(58,923,372)
Total comprehensive (loss) income	(17,662,876)	(317,343,625)	(487,305,976)	(50,771,708)
Net (loss) income attributable to:
Controlling interest	(4,545,734)	(81,671,843)	(780,415,854)	8,106,714
Non-controlling interest	358	6,411	(172,100)	44,950
Net (loss) income	(4,545,376)	(81,665,432)	(780,587,954)	8,151,664
Other comprehensive results attributable to:
Controlling interest	(13,117,154)	(235,671,963)	293,267,626	(59,050,393)
Non-controlling interest	(346)	(6,230)	14,352	127,021
Total other comprehensive results	(13,117,500)	(235,678,193)	293,281,978	(58,923,372)
Comprehensive (loss) income:
Controlling interest	(17,662,888)	(317,343,806)	(487,148,228)	(50,943,679)
Non-controlling interest	12	181	(157,748)	171,971
Total comprehensive (loss) income	$ (17,662,876)	$ (317,343,625)	$ (487,305,976)	$ (50,771,708)